Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income (loss)	¥ 104,648	¥ 11,437
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	39,853	45,299
(Gain) loss on investments in equity securities	(12,889)	(5,909)
Deferred income taxes	9,523	30,051
Changes in operating assets and liabilities:
Time deposits	141,920	210,245
Deposits with stock exchanges and other segregated cash	(106,007)	28,709
Trading assets and private equity investments	(803,466)	(1,057,923)
Trading liabilities	1,131,663	(364,942)
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	224,006	1,002,587
Securities borrowed, net of securities loaned	(232,396)	1,258,126
Other secured borrowings	11,732	(79,901)
Loans and receivables, net of allowance for doubtful accounts	(161,064)	(756,782)
Payables	347,701	(289,513)
Bonus accrual	(37,128)	(44,099)
Accrued income taxes, net	(16,873)	(4,534)
Other, net	(236,432)	144,393
Net cash provided by (used in) operating activities	404,791	127,244
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(114,549)	(101,610)
Proceeds from sales of office buildings, land, equipment and facilities	94,214	48,022
Payments for purchases of investments in equity securities	(100)	(219)
Proceeds from sales of investments in equity securities	2,304	1,256
Decrease in loans receivable at banks, net	3,918	33,579
Decrease (Increase) in non-trading debt securities, net	(88,042)	49,448
Other, net	4,146	744
Net cash provided by (used in) investing activities	(98,109)	31,220
Cash flows from financing activities:
Increase in long-term borrowings	1,112,884	913,345
Decrease in long-term borrowings	(947,062)	(1,141,106)
Increase (decrease) in short-term borrowings, net	59,590	(310,354)
Increase (Decrease) in deposits received at banks, net	(1,891)	50,632
Proceeds from sales of common stock held in treasury	280	32
Payments for repurchases of common stock held in treasury	(32,482)	(2)
Payments for cash dividends	(22,285)	(7,334)
Net cash used in financing activities	169,034	(494,787)
Effect of exchange rate changes on cash and cash equivalents	17,240	(17,485)
Net decrease in cash and cash equivalents	492,956	(353,808)
Cash and cash equivalents at beginning of period	805,087	1,070,520
Cash and cash equivalents at end of period	1,298,043	716,712
Cash paid during the period for-
Interest	154,025	135,286
Income tax payments, net	¥ 88,855	¥ 18,129